TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of Transactions With Related Parties
	Year ended December 31,
	2021	2022	2023
	in USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	2,302	2,968	3,155
Compensation and benefits to directors, including benefit component of equity instrument grants	300	507	587

Schedule of Key Management Compensation
	Year ended December 31,
	2021	2022	2023
	in USD thousands
Salaries and other short-term employee benefits	1,883	2,298	2,425
Post-employment benefits	136	131	256
Other long-term benefits	35	35	31
Share-based compensation	548	1,011	1,030
	2,602	3,475	3,742